Other Current and Non-Current Assets - Schedule of Other Current and Non Current Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other current assets
Prepayments and advances	₽ 2,930	₽ 4,778
Input VAT and other taxes recoverable	3,970	3,758
Other current assets	82	137
Total prepayments and other current assets	6,982	8,673
Other non-current assets
Deferred assets from sale and lease back	208	241
Other non-current assets	345	389
Total other non-current assets	₽ 553	₽ 630